As filed with the Securities and Exchange Commission on August 26, 2011

                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                      REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:  811-05631

                            First Pacific Mutual Fund, Inc.
                 --------------------------------------------------
                 (Exact name of registrant as specified in charter)

                           2756 Woodlawn Drive, Suite #6-201
                                 Honolulu, HI  96822
                ---------------------------------------------------
                (Address of principal executive offices) (Zip code)

                                  Audrey C. Talley
                             Drinker Biddle & Reath LLP
                            One Logan Square, Suite 2000
                               Philadelphia, PA  19103
                       ---------------------------------------
                       (Name and address of agent for service)


                                    (808) 988-8088
                                    --------------
                 Registrant's telephone number, including area code

                       Date of fiscal year end:  September 30
                                               ---------------

                      Date of reporting period:  June 30, 2011
                                               -----------------


Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
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Common Stock
                                                                   Percent of
                                    Shares          Value          Net Assets

CONSUMER DISCRETIONARY

 Lululemon Athletica                          3,500      391,370      2.80%
 Tupperware Brands Corp.                      4,200      283,290      2.03%
                                 ------------------------------------------
                                                         674,660      4.83%

CONSUMER STAPLES

 Coca-Cola Co (The)                           7,200      484,488      3.47%
 Lorillard, Inc.                              3,600      391,932      2.80%
                                 ------------------------------------------
                                                         876,420      6.27%

ENERGY

 Conocophillips                               3,700      278,203      1.99%
                                 ------------------------------------------
                                                         278,203      1.99%

FINANCIALS

 American Express Company                     6,700      346,390      2.48%
 Goldman Sachs Group Inc.                     1,500      199,635      1.43%
 Nationwide Health Properties                 4,900      202,909      1.45%
 Reinsurance Gr of America                    3,300      200,838      1.44%
                                 ------------------------------------------
                                                         949,772      6.79%

HEALTH CARE

 Sirona Dental Systems Inc.                   3,900      207,090      1.48%
                                 ------------------------------------------
                                                         207,090      1.48%

INDUSTRIALS

 Parker Hannifin Corp.                        4,700      421,778      3.02%
 3M Company                                   3,600      341,460      2.44%
                                 ------------------------------------------
                                                         763,238      5.46%

INFORMATION TECH.

 International Business Machines Corp.        1,600      274,480      1.96%
                                 ------------------------------------------
                                                         274,480      1.96%


See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
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UTILITIES

 Oneok, Inc.                                   1,000       74,010      0.53%
                                 -------------------------------------------
                                                           74,010      0.53%
                                 -------------------------------------------

Total Common Stocks (Cost $4,014,024)                   4,097,873     29.31%
                                 -------------------------------------------



Structured Notes

 Barclay's Structured Note 09/05/12         1,000,000    1,000,000     7.15%

 Royal Bank Canada Linked Note 12/28/12     1,000,000    1,005,600     7.19%
                                 -------------------------------------------

Total Structured Notes (Cost $2,000,000)                 2,005,600    14.34%
                                 -------------------------------------------


Short Term Investments

 Federated Government Obligation-I          9,899,877    9,899,877    70.81%
                                 -------------------------------------------
 Money Market Fund (Cost $9,899,877)                     9,899,877    70.81%
                                 -------------------------------------------



              Total Investments (Cost $15,913,901)      16,003,350   114.46%
              Other Assets Less Liabilities             (2,021,872)  -14.46%
                                                    ------------------------
              Net Assets                                13,981,478   100.00%


           At June 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

              Gross unrealized appreciation                107,271
              Gross unrealized (depreciation)              (17,822)
                                                     --------------
              Net unrealized appreciation                   89,449

See accompanying notes to schedule of investments.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
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(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

First Pacific Low Volatility Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. The Fund
is currently authorized to offer one Class of Shares:   Investor Shares.

The investment objective of the Fund is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund seeks to achieve its objective by investing in equities, structured notes, fixed income securities and cash and cash equivalents. The Investment Manager may allocate to the various asset classes either through the purchase of open-end investment companies and ETFs or through direct investment in the various securities.

Structured notes are specially designed debt instruments whose principal and interest payments are linked to, and whose values rise or fall in response to, the value of an index, basket of securities, interest rate benchmark or other financial asset. Structured notes are also subject to fixed income risks including income risk, credit risk, and market risk, and certain structured notes are subject to call risk. Structured notes are also subject to risk that the counterparty will not fulfill it contractual obligations, such as paying interest when due or repaying principal at maturity. Structured notes may be less liquid, subject to more fees and costs than other types of investments and/or more volatile than the reference factor or security underlying the note. Structured notes that provide principal protection are typically protected only to the extent that the value of the reference factor does not fall below a set limit and only if the note is held to maturity.

The Fund's investments in other investment companies subjects it to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. The Fund will incur its pro rata share of the underlying investment company's expenses.

The Fund may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in such securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on the Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Fund's shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in the Fund which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
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(A)	SECURITY VALUATION

	Portfolio securities, which are fixed income securities, are valued by an independent pricing agent using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Structured notes are valued at the closing price or evaluated bid as provided daily by independent pricing agents. Equity securities listed on a securities exchange or an automated quotation system for which quotations are readily available will be valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the closing bid price. Securities traded over-the-counter will be valued at the last reported sale price on the Nasdaq Trade Reporting Facility, Alternative Display Facility or other facility that reports trades of over-the-counter securities. If there is no such reported sale on the valuation date, over-the-counter securities will be valued at the most recently quoted bid price. Nasdaq listed securities are valued at the Nasdaq Official Closing Price. Options listed for trading on a securities exchange or board of trade will be valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value. Exchange-traded open-end investment companies and closed-end investment companies are priced as equity securities. Foreign securities are often principally traded on markets that close at different hours than U.S. markets. Such securities will be valued at their most recent closing prices on the relevant principal exchange even if the close of that exchange is earlier than the time of the Fund's net asset value ("NAV") calculation. However, securities traded in foreign markets which remain open as of the time of the NAV calculation will be valued at the most recent sales price as of the time of the NAV calculation. In addition, prices for certain foreign securities may be obtained from the Fund's approved independent pricing agents.

	Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
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	Level 2 - Observable inputs other than quoted prices included in Level
	1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of June 30, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

	Description              Level 1     Level 2       Level 3      Total
	Common Stocks          $4,097,873   $-0-         $-0-         $4,097,873
	Structured Notes       $-0-         $1,000,000   $1,005,600   $2,005,600
	Short-Term Investments $9,899,877   $-0-         $-0-         $9,899,877
                 Total        $13,997,750   $1,000,000   $1,005,600  $16,003,350

	There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.


FIRST PACIFIC LOW VOLATILITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
-------------------------------------------------------------------------------

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the June 30, 2011 period.

                                                          Structured Notes
                                                              at Value
      Balance as of 03/31/2011                                $-0-
         Realized gain (loss)                                 $ -
         Change in unrealized appreciation (depreciation)     $    5,600
         Purchases (sales)                                    $1,000,000
         Transfers in and/or out of Level 3                   $ -
      Balance as of 06/30/2011                                $1,005,600


 (B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS
	Security transactions are recorded on the trade date.  Interest income
	is recorded on the accrual basis.  Investment transactions are recorded
	on a trade date basis. Net realized gains and losses 	from investment
	transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. The Fund intends to pay income dividends at least annually.


(2)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of June 30, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.





Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.



                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 26, 2011
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 26, 2011
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August  26, 2011
-------------------------------------